(LOSS) EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
(LOSS) EARNINGS PER SHARE [Abstract]
Basic and Diluted (Loss) Earnings per Share
Basic (loss) earnings per share for each of the periods presented is calculated as follows:

	Year ended December 31,
	2021 $	2022 $	2023 $

Numerator:
Net (loss) income attributable to ordinary shareholders	(2,046,759)	(1,651,421)	150,726

Denominator:
Weighted-average number of shares outstanding – basic	532,705,796	558,119,948	566,612,815

Basic (loss) earnings per share:	(3.84)	(2.96)	0.27

Dilutive (loss) earnings per share for each of the periods presented is calculated as follows:

	Year ended December 31,
	2021 $	2022 $	2023 $

Numerator:
Net (loss) income attributable to ordinary shareholders	(2,046,759)	(1,651,421)	150,726

Denominator:
Weighted-average number of shares outstanding – basic	532,705,796	558,119,948	566,612,815
Add: share options	–	–	27,486,226
Add: RSAs and RSUs	–	–	306,563
Weighted-average number of shares outstanding – diluted	532,705,796	558,119,948	594,405,604

Diluted (loss) earnings per share:	(3.84)	(2.96)	0.25

Potential Common Shares were Excluded from Calculation of Diluted Net (Loss) Earnings Per Share
The following potential common shares were excluded from calculation of diluted net (loss) earnings per share because their effect would have been anti-dilutive for the periods presented:

	Year ended December 31,
	2021	2022	2023

Share options	46,225,613	68,800,110	32,342,730
RSAs/RSUs	8,129,220	9,652,231	10,547,669
Convertible notes	23,349,154	21,635,690	20,588,810
	77,703,987	100,088,031	63,479,209